Related parties	6 Months Ended
Jun. 30, 2025
Related parties
Related parties

Note 9. Related parties

As of June 30, 2025 and December 31, 2024, The Company has related party transactions with the following affiliates and affiliated entities:

Related Party Name	Relationship
Hui Luo	Majority owner of the Company
Liu Yi	Spouse of Hui Luo
Genius Kid Class LLC	An entity controlled by Yi Liu
Dream Legal Group, Inc	An entity controlled by Hui Luo
Ideal Force LLC	An entity controlled by Yi Liu
Dreamgo Inc.	An entity controlled by Hui Luo

 Due from related parties

	June 30, 2025	December 31, 2024

Dream Legal Group, Inc.	3,805	8,251
Total due from related parties	$1,830	$8,251

Due to related parties

	June 30, 2025	December 31, 2024

Luo Hui-accrued interest on promissory note	4,427	2,166
Luo Hui – promissory note, due on August 15, 2025; at a rate of 4% per annum	130,000	130,000
Luo Hui – promissory note, due on June 30, 2026; at a rate of 4% per annum	40,000	—
Yi Liu – promissory note, due on March 17, 2026; at a rate of 4% per annum	100,000	—
Dream Legal Group, Inc-rent income received in advance	7,450	—
Due to Dream Go Inc.	—	117,379
Total due to related parties - current	$181,877	$249,545

The following table represents related party transactions for the six months ended June 30, 2025 and 2024:

		Three Months Ended		Six Months Ended
Name	Business Purpose of Transaction	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Dream Legal Group, Inc	Sublease income	$24,325	$10,000	$49,920	$25,000
Dreamgo Inc.	Rent expense	90,253	90,253	180,506	180,506
Genius Kid Class LLC	Consulting revenue	—	100,000	—	200,000
Yi Liu	Interest expense	661	—	822	—
Luo Hui	Interest expense	960	—	1,300	—
Totals		$116,199	$200,253	$232,548	$405,506

Sublease income has been reflected as a reduction of general and administrative expenses in the accompanying consolidated statements of operations.

As of June 30, 2025 and December 31, 2024, the Company has the following ROU assets and operating lease liabilities recognized from related party under ASC 842 (Note 4):

		June 30, 2025	December 31, 2024
Dreamgo Inc.	ROU assets	$1,401,041	$1,552,242
Dreamgo Inc.	Short term obligation under operating leases	$(187,882)	$(314,685)
Dreamgo Inc.	Long term obligation under operating leases	$(1,213,413)	$(1,241,495)